Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets (Details) [Line Items]
Amortization expense	$ 833	$ 26,750	$ 107,556	$ 107,000
Estimated useful life			3 years
Amortization expenses				$ (6,976)
Amortization Expense [Member]
Intangible Assets (Details) [Line Items]
Amortization expenses	$ 833	$ 26,750